Financial Liabilities - Disclosure of Sensitivity Analysis on the Expected Volatility (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 18, 2024	Jan. 25, 2024	Dec. 31, 2023	Apr. 17, 2023
Tranche A Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility -5%	$ 3,236			$ 7,690	$ 5,261
Expected volatility	3,447			7,797	5,280
Expected volatility +5%	3,627			$ 7,871	$ 5,286
Tranche B Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility -5%	1,613		$ 3,358
Expected volatility	1,750		3,534
Expected volatility +5%	1,869		$ 3,711
Tranche C Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility -5%	766	$ 712
Expected volatility	813	755
Expected volatility +5%	$ 856	$ 791